CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 58.2%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                VALUE
----------------------------------------------------------------------------
Automotive -- 1.8%
----------------------------------------------------------------------------
     $ 1,500         Ford Motor Credit Co., 4.95%, 7/21/99     $   1,495,875
       1,500         General Motors Acceptance Corp., 5.06%,
                     8/2/99                                        1,493,253
----------------------------------------------------------------------------
                                                               $   2,989,128
----------------------------------------------------------------------------
Banking and Finance -- 16.1%
----------------------------------------------------------------------------
     $ 1,300         American Express Credit Corp., 4.78%,
                     7/6/99                                    $   1,299,137
         523         American Express Credit Corp., 4.78%,
                     7/7/99                                          522,634
       2,420         Ameritech Capital Funding Corp., 5.12%,
                     8/9/99(1)(2)                                  2,406,577
       1,075         Asset Securitization Coop. Corp., 4.91%,
                     7/28/99(1)                                    1,071,041
       3,000         Asset Securitization Coop. Corp., 4.90%,
                     7/29/99(1)                                    2,988,567
         355         Associates Corp. of North America,
                     4.78%, 7/8/99                                   354,670
       1,385         Associates Corp. of North America,
                     4.79%, 7/8/99                                 1,383,710
       2,000         Associates Corp. of North America,
                     4.86%, 8/9/99                                 1,989,470
       1,400         BTR Dunlop Finance, Inc., 4.89%, 7/13/99      1,397,718
       3,700         CIESCO, 4.83%, 7/20/99                        3,690,568
       2,030         CIT Group Holdings, Inc., 4.84%, 7/15/99      2,026,179
       3,000         Corporate Asset Funding Co., 5.02%,
                     8/11/99(1)                                    2,982,848
       1,000         Corporate Receivables Corp., 4.85%,
                     7/14/99(1)(2)                                   998,249
       1,990         Corporate Receivables Corp., 5.05%,
                     7/27/99(1)(2)                                 1,982,742
         533         Delaware Funding Corp., 5.03%,
                     7/21/99(1)(2)                                   531,511
       1,300         Delaware Funding Corp., 5.20%,
                     7/28/99(1)(2)                                 1,294,930
----------------------------------------------------------------------------
                                                               $  26,920,551
----------------------------------------------------------------------------
Chemicals -- 1.8%
----------------------------------------------------------------------------
     $ 3,000         E.I. Dupont de Nemours & Co., 4.85%,
                     8/3/99                                    $   2,986,663
----------------------------------------------------------------------------
                                                               $   2,986,663
----------------------------------------------------------------------------
Credit Unions -- 2.9%
----------------------------------------------------------------------------
     $   790         Mid-States Corp. Federal Credit Union,
                     4.98%, 7/15/99                            $     788,470
       4,000         Mid-States Corp. Federal Credit Union,
                     5.03%, 7/15/99                                3,992,176
----------------------------------------------------------------------------
                                                               $   4,780,646
----------------------------------------------------------------------------
Electric Utilities -- 3.7%
----------------------------------------------------------------------------
     $   400         National Rural Utilities Coop., 4.88%,
                     7/19/99                                   $     399,024
       2,500         National Rural Utilities Coop., 4.79%,
                     8/10/99                                       2,486,694
       1,645         TECO Finance, Inc., 4.87%, 7/7/99(1)          1,643,665
       1,600         TECO Finance, Inc., 5.00%, 8/17/99(1)         1,589,556
----------------------------------------------------------------------------
                                                               $   6,118,939
----------------------------------------------------------------------------
Electrical and Electronic Equipment -- 3.3%
----------------------------------------------------------------------------
     $ 3,655         General Electric Capital Corp., 4.82%,
                     7/9/99                                    $   3,651,085

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                VALUE
----------------------------------------------------------------------------

Electrical and Electronic Equipment (continued)
----------------------------------------------------------------------------
     $   455         General Electric Capital Corp., 4.81%,
                     7/12/99                                   $     454,331
       1,500         General Electric Capital Corp., 4.82%,
                     7/12/99                                       1,497,791
----------------------------------------------------------------------------
                                                               $   5,603,207
----------------------------------------------------------------------------
Food and Beverages -- 3.0%
----------------------------------------------------------------------------
     $ 1,386         Anheuser-Busch Cos., Inc., 4.90%, 7/6/99  $   1,385,057
       2,000         Coca-Cola Co., 4.80%, 7/22/99                 1,994,400
       1,670         Nestle Capital Corp., 4.91%, 7/26/99          1,664,306
----------------------------------------------------------------------------
                                                               $   5,043,763
----------------------------------------------------------------------------
Gas Utilities -- 0.7%
----------------------------------------------------------------------------
     $ 1,160         Consolidated Natural Gas Co., 4.95%,
                     7/12/99                                   $   1,158,246
----------------------------------------------------------------------------
                                                               $   1,158,246
----------------------------------------------------------------------------
Household Products -- 5.9%
----------------------------------------------------------------------------
     $ 2,500         Procter and Gamble Co., 4.87%, 7/12/99    $   2,496,280
       2,445         Procter and Gamble Co., 5.15%, 9/8/99         2,420,866
       5,070         Unilever Capital Corp., 4.98%, 9/7/99(1)      5,022,308
----------------------------------------------------------------------------
                                                               $   9,939,454
----------------------------------------------------------------------------
Insurance -- 7.5%
----------------------------------------------------------------------------
     $ 2,740         AI Credit Corp., 4.83%, 8/6/99            $   2,726,766
       1,505         American General Corp., 5.02%, 8/20/99        1,494,507
       2,215         MetLife Funding, Inc., 4.86%, 7/8/99          2,212,907
       1,700         Prudential Funding Corp., 5.01%, 7/23/99      1,694,795
       2,000         USAA Capital Corp., 4.87%, 7/19/99            1,995,130
       1,375         USAA Capital Corp., 4.88%, 8/4/99             1,368,663
       1,000         USAA Capital Corp., 4.79%, 8/9/99               994,811
----------------------------------------------------------------------------
                                                               $  12,487,579
----------------------------------------------------------------------------
Oil -- 5.4%
----------------------------------------------------------------------------
     $ 1,253         BP America, Inc., 4.91%, 8/20/99          $   1,244,455
       3,000         Chevron USA, Inc., 4.80%, 7/1/99              3,000,000
       2,000         Chevron USA, Inc., 4.80%, 7/2/99              1,999,733
       2,500         Cortez Capital Corp., 4.85%, 7/30/99(1)       2,490,233
         375         Exxon Imperial U.S., Inc., 4.80%,
                     7/7/99(1)                                       374,700
----------------------------------------------------------------------------
                                                               $   9,109,121
----------------------------------------------------------------------------
Pharmaceutical -- 2.5%
----------------------------------------------------------------------------
     $ 2,795         Schering Corp., 4.86%, 7/27/99            $   2,785,190
       1,500         Schering Corp., 4.88%, 8/17/99                1,490,443
----------------------------------------------------------------------------
                                                               $   4,275,633
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                VALUE
----------------------------------------------------------------------------
Telecommunications -- 3.6%
----------------------------------------------------------------------------
     $ 1,010         AT&T Corp., 4.79%, 8/13/99                $   1,004,222
       1,500         AT&T Corp., 4.82%, 8/13/99                    1,491,364
       3,500         Bellsouth Telecommunications, Inc.,
                     4.82%, 7/20/99                                3,491,096
----------------------------------------------------------------------------
                                                               $   5,986,682
----------------------------------------------------------------------------
Total Commercial Paper, at value
   (identified cost $97,399,611)                               $  97,399,612
----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 41.8%


PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
----------------------------------------------------------------------------
     $ 2,000         FHLB Discount Notes,
                     4.76%, 7/14/99                            $   1,996,562
       2,000         FHLB Discount Notes,
                     4.76%, 7/16/99                                1,996,033
       5,945         FHLMC Discount Notes,
                     4.735%, 7/13/99                               5,935,616
         200         FHLMC Discount Notes,
                     4.74%, 8/2/99                                   199,157
       2,655         FHLMC Discount Notes,
                     4.83%, 8/2/99                                 2,643,601
       4,980         FHLMC Discount Notes,
                     4.80%, 8/5/99                                 4,956,760
       3,000         FHLMC Discount Notes,
                     4.79%, 8/16/99                                2,981,638
       4,080         FHLMC Discount Notes,
                     4.79%, 8/18/99                                4,053,943
       3,186         FHLMC Discount Notes,
                     4.795%, 8/19/99                               3,165,207
      30,500         FNMA Discount Notes,
                     5.02%, 8/6/99                                30,346,889
       1,780         FNMA Discount Notes,
                     4.74%, 8/12/99                                1,770,156
         666         FNMA Discount Notes,
                     4.74%, 8/13/99                                  662,229
       3,650         FNMA Discount Notes,
                     4.79%, 8/24/99                                3,623,775
       5,583         FNMA Discount Notes,
                     4.80%, 8/27/99                                5,540,568
----------------------------------------------------------------------------
Total U.S. Government Obligations, at value
   (identified cost $69,872,135)                               $  69,872,134
----------------------------------------------------------------------------

                                                               VALUE
----------------------------------------------------------------------------

Total Investments -- 100.0%
   (identified cost $167,271,746)                              $167,271,746(3)
----------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0%                           $     (25,141)
----------------------------------------------------------------------------

Net Assets -- 100%                                             $ 167,246,605
----------------------------------------------------------------------------

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA - Federal National Mortgage Association (Fannie Mae)
(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At June 30, 1999, the value of these securities amounted to $25,376,926 or 15.2% of the Portfolio's net assets.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At June 30, 1999, the value of these securities amounted to $7,214,009 or 4.3% of the Portfolio's net assets.
(3)  Cost for Federal income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value                     $ 167,271,746
Cash                                              4,371
-------------------------------------------------------
TOTAL ASSETS                              $ 167,276,117
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Other accrued expenses                    $      29,512
-------------------------------------------------------
TOTAL LIABILITIES                         $      29,512
-------------------------------------------------------
NET ASSETS (REPRESENTING
   PAID-IN-CAPITAL)                       $ 167,246,605
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 167,246,605
-------------------------------------------------------
TOTAL                                     $ 167,246,605
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-----------------------------------------------------
Interest                                  $ 3,368,231
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   343,762
Trustees fees and expenses                      5,539
Custodian fee                                  47,763
Legal and accounting services                  15,159
Amortization of organization expenses             907
Miscellaneous                                     452
-----------------------------------------------------
TOTAL EXPENSES                            $   413,582
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,954,649
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    2,954,649      $     6,761,310
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  295,612,155      $   610,798,591
   Withdrawals                                 (271,662,620)        (660,957,683)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $   23,949,535      $   (50,159,092)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $   26,904,184      $   (43,397,782)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  140,342,421      $   183,740,203
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  167,246,605      $   140,342,421
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         SIX
                                                         MONTHS
                                                         ENDED
                                                         JUNE 30,                        YEAR ENDED DECEMBER 31,
                                                         1999           ---------------------------------------------------------
                                                         (UNAUDITED)      1998        1997        1996        1995       1994(1)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                   0.61%(2)       0.61%       0.59%       0.59%       0.60%       0.58%(2)
Net investment income                                      4.33%(2)       4.90%       4.96%       4.83%       5.36%       4.22%(2)
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 2, 1994, to December 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $343,762 for the six months ended June 30, 1999. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments, during the six months ended June 30, 1999, exclusive of U.S. Government securities, aggregated $353,377,137 and $348,709,793, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $298,366,831 and $275,786,560, respectively.

CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant